Nature of business and organization (Details Narrative)	Nov. 30, 2024	Jul. 15, 2024	Feb. 05, 2024	Jul. 14, 2023
Infobird Cayman [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition percentage			97.00%	100.00%
Guangnian Zhiyuan [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition percentage		100.00%
Pure Tech [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition percentage	97.00%